Investment Strategy	Jul. 09, 2026
Overlay Shares Enhanced Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by (i) investing in one or more other exchange-traded funds (“ETFs”) that seek to obtain exposure to the performance of U.S. large-cap equity securities or directly in the securities held by such ETFs and (ii) purchasing listed call options to obtain additional upside participation in U.S. large-cap equities. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly, in equity securities. For purposes of this policy, the Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”).
The notional value (strike price times the value of the shares) of the call options may be up to 100% of the Fund’s net assets. A call option gives the purchaser of the option, in exchange for the premium paid, the right to buy the underlying asset at a specified price (“strike price”) at a specified date (“expiration date”). In contrast, the seller of a call option, in exchange for the premium received, is obligated to sell the underlying asset at the strike price on the expiration date. In the event the underlying asset declines in value, the value of a call option will generally decrease. In the event the underlying asset appreciates in value, the value of a call option will generally increase. The options purchased by the Fund are typically expected to have an expiration date of approximately 3-5 weeks from their purchase date. The strike price of the purchased calls will typically be equal to the value of the reference index (described in greater detail below) at the time such options are purchased.
The ETF(s) purchased will be based on a combination of cost, liquidity and tracking error versus the benchmark index the ETF seeks to track. The selection process for purchasing the call options is generally rules-based where the expiration date and strike price are determined based on the index level and the expiration date that is three to five weeks out. The options will be index options that track the same index tracked by the underlying ETF. It is generally expected that the purchased calls would be held until maturity, but the Adviser reserves the right to use judgment to determine if such positions should be closed or rolled early.
Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly, in equity securities.
Overlay Shares Hedged Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by (i) investing in one or more other exchange-traded funds (“ETFs”) that seek to obtain exposure to the performance of U.S. large-cap equity securities or directly in the securities held by such ETFs, and (ii) purchasing long-term out-of-the-money put options (i.e., put options with a strike price below the current price of the reference asset) to seek to hedge against significant declines in U.S. large-cap equities. Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly through ETFs, in equity securities. For purposes of this policy, the Fund defines “equity securities” to mean common and preferred stocks, rights, warrants, depositary receipts, equity interests in real estate investment trusts (“REITs”), and master limited partnerships (“MLPs”).
In order to mitigate the risks of significant declines in U.S. large-cap equities, the Fund will purchase a series of long-term out-of-the-money put options on the reference asset (typically an index of large-cap securities) with expiration terms ranging from 6 to 18 months. The Fund will typically purchase large put options with a notional value (strike price times the value of the shares) generally approximating the Fund’s net asset value.
The Fund focuses primarily on equity index options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).
The Fund’s purchase of put options may result in the generation of positive returns for the Fund; however, the loss potential if the strategy is not effective may be greater than the profit potential. The Fund may lose significantly more than the premiums it receives in highly volatile market conditions.
The Adviser employs a disciplined portfolio construction process that relies on guidelines to govern capital allocations based on a quantitative methodology designed by the Adviser to measure the perceived risk of the broad U.S. equity market. In making this determination, the Adviser considers various factors including but not limited to the overall volatility (rate of change) in the markets. The Adviser bases allocation decisions on a combination of quantitative risk metrics and a qualitative assessment of potential risk/reward scenarios, with the ultimate goals of mitigating the effects of volatility in the Fund’s portfolio and maintaining adequate portfolio diversification while seeking to achieve the Fund’s targeted return. The Adviser evaluates the metrics associated with the valuation of options, including volatility, time to expiration and the relationship of the exercise price to the prevailing market price of the reference asset. There can be no guarantee that the Adviser will be successful in implementing the Fund’s strategy. During market conditions in which market volatility rises, the price of options could rise, which could affect the Fund’s performance and ability to achieve its targeted return.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested, directly or indirectly through ETFs, in equity securities.